Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Sep. 12, 2024 USD ($) shares $ / shares	Apr. 15, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Following the end of each fiscal year, typically in February, the Compensation and Human Capital Committee reviews the Company’s results and our named executive officers’ performance, and, based on those reviews, grants equity awards to our named executive officers.  In certain circumstances, including the hiring of an officer, the Compensation and Human Capital Committee may approve grants to be effective at other times. The Compensation and Human
Capital Committee does not take material nonpublic information into account when determining the timing and terms of equity awards granted to non-employee directors or named executive officers. The Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	Following the end of each fiscal year, typically in February, the Compensation and Human Capital Committee reviews the Company’s results and our named executive officers’ performance, and, based on those reviews, grants equity awards to our named executive officers.  In certain circumstances, including the hiring of an officer, the Compensation and Human Capital Committee may approve grants to be effective at other times.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation and Human
Capital Committee does not take material nonpublic information into account when determining the timing and terms of equity awards granted to non-employee directors or named executive officers.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table	2024 Stock Option Award Grants
The following table contains information required by Item 402(x)(2) of Regulation S-K about stock option awards to our NEOs in our fiscal year ending December 31, 2024 during the period from four business days before to one business day after the filing of certain Current Reports on Form 8-K on April 16, 2024 and September 12, 2024,
disclosing the appointments of Mr. Hanna as Chief Executive Officer and Mr. Kennedy as Chief Operating Officer,
respectively. We did not grant any stock option awards to our named executive officers during our most recently completed fiscal year during the period from four business days before to one business day after the filing of any of the Company’s Quarterly Reports on Form 10-Q or the Company’s Annual Report on Form 10-K.

Name	Grant Date	Number of Securities Underlying Award	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award(1)
Percentage Change in the
Closing Market Price of the
Securities Underlying the
Award Between the Trading Day
Ending Immediately Prior to the
Disclosure of Material Nonpublic
Information and the Trading Day
Beginning Immediately Following
the Disclosure of Material
Nonpublic Information

John W. Hanna	4/15/2024	700,706	8.2	$4,001,031	0.98%
Keith Kennedy	9/12/2024	100,651	29.43	$2,063,346	1.19%
Jessica Meng	9/12/2024	75,488	29.43	$1,547,504	1.19%
(1)Amounts reflect the aggregate grant date fair value of the stock option awards, determined in accordance with FASB ASC Topic 718.
This amount does not reflect the actual economic value realized by the NEO.

Mr. John W. Hanna [Member]
Awards Close in Time to MNPI Disclosures
Name			John W. Hanna
Underlying Securities | shares			700,706
Exercise Price | $ / shares			$ 8.2
Fair Value as of Grant Date | $			$ 4,001,031
Underlying Security Market Price Change			0.0098
Mr. Keith Kennedy [Member]
Awards Close in Time to MNPI Disclosures
Name		Keith Kennedy
Underlying Securities | shares		100,651
Exercise Price | $ / shares		$ 29.43
Fair Value as of Grant Date | $		$ 2,063,346
Underlying Security Market Price Change		0.0119
Ms. Jessica Meng [Member]
Awards Close in Time to MNPI Disclosures
Name		Jessica Meng
Underlying Securities | shares		75,488
Exercise Price | $ / shares		$ 29.43
Fair Value as of Grant Date | $		$ 1,547,504
Underlying Security Market Price Change		0.0119